Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands									12 Months Ended
	Aug. 12, 2024 CNY (¥) ¥ / shares shares	Aug. 12, 2024 USD ($) $ / shares shares	Jun. 01, 2023 CNY (¥) ¥ / shares shares	Feb. 05, 2021 ¥ / shares shares	Feb. 17, 2020 ¥ / shares shares	Jun. 30, 2019 ¥ / shares shares	Jan. 22, 2019 CNY (¥) shares	Jan. 22, 2019 $ / shares	Feb. 28, 2025 CNY (¥) ¥ / shares	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥) ¥ / shares	Feb. 28, 2023 CNY (¥)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2025 USD ($)	Jun. 30, 2015 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares option granted	1,901,790	1,901,790	1,155,000				460,000
Shares option granted per share | (per share)	¥ 0.58	$ 0.08	¥ 2					$ 4.6	¥ 7.28		¥ 14.40
Incremental compensation cost	¥ 3,170	$ 435	¥ 453				¥ 3,967
Compensation expense | ¥											¥ 400		¥ 127
Incremental compensation cost amortized over remaining vesting period | ¥			¥ 53				¥ 3,840
Share-based compensation expenses									¥ 5,026	$ 690	¥ 3,122	¥ 3,168
Unrecognized compensation cost related to non-vested share options									¥ 3,050					$ 419
Unrecognized compensation cost expected to recognized over a weighted-average period									3 years 4 months 9 days	3 years 4 months 9 days
Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period				4 years
Shares option granted				860,000
Weighted average grant date fair value of options granted per share | ¥ / shares				¥ 13.24
Options expiration period				10 years
Officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period				4 years
Shares option granted				860,000
Weighted average grant date fair value of options granted per share | ¥ / shares				¥ 13.24
Options expiration period				10 years
Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			4 years	4 years	4 years
Shares option granted			100,000	860,000	80,000	360,000
Weighted average grant date fair value of options granted per share | ¥ / shares			¥ 17.75	¥ 13.24	¥ 10.03	¥ 10.46
Options expiration period			10 years	10 years	10 years
Independent Directors, Executive Officers and Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares option granted	650,000	650,000
Weighted average grant date fair value of options granted per share | (per share)	¥ 8.99	$ 1.24
Maximum | Independent Directors, Executive Officers and Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	4 years	4 years
Minimum | Independent Directors, Executive Officers and Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	2 years	2 years
2015 Option Plan and 2017 Option Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of ordinary shares authorized to issue															4,201,330